LEASES (Schedule of Components of Lease Expense and Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of lease expense
Operating lease cost	$ 5,484	$ 5,624
Short-term lease	43	75
Total lease expenses	5,527	5,699
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	5,489	5,718
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 1,773	$ 8,346